Filed pursuant to Rule 497(e)
Registration Nos. 333-56018; 811-10303

Supplement dated May 15, 2015
to the

Buffalo Funds®
Prospectus dated July 29, 2014

Buffalo Emerging Opportunities Fund (BUFOX)

This supplement amends the Prospectus of the Buffalo Funds dated July 29, 2014, as previously supplemented.

Buffalo Emerging Opportunities Fund

Effective May 11, 2015, all references to Mr. John Bichelmeyer as a co-portfolio manager of the Buffalo Emerging Opportunities Fund in the Prospectus are hereby removed.

Also, effective May 11, 2015, Mr. Doug Cartwright has been added as a Co-Portfolio Manager of the Buffalo Emerging Opportunities Fund.  Accordingly, the Prospectus is revised as described below.

The sub-section entitled “Summary Section—Buffalo Emerging Opportunities Fund—Management—Co-Portfolio Managers” is revised as follows:

Co-Portfolio Managers. The Emerging Opportunities Fund is co-managed by a team of Portfolio Managers as follows:

Portfolio Manager	Years of Service with the Fund	Current Title
Craig Richard	2	Portfolio Manager
Doug Cartwright	*	Portfolio Manager

*  Effective May 11, 2015, Mr. Cartwright became a Portfolio Manager of the Emerging Opportunities Fund.

The following paragraph is added under the section entitled “Management—Investment Advisor—Portfolio Managers”:

Doug Cartwright, CFA, Co-Portfolio Manager.  Mr. Cartwright has been an investment professional since 2006 and joined KCM in 2013.  Mr. Cartwright was formerly an equity analyst with Kellogg Asset Management.  Mr. Cartwright holds a B.A. in Business Administration from Baylor University and an M.B.A from the University of Wisconsin - Madison.  Mr. Cartwright has served as co-portfolio manager of the Emerging Opportunities Fund since 2015.

Please retain this Supplement with your Prospectus for reference.

Filed pursuant to Rule 497(e)
Registration Nos. 333-56018; 811-10303

Supplement dated May 15, 2015
to the

Buffalo Funds®
Statement of Additional Information dated July 29, 2014

Buffalo Emerging Opportunities Fund (BUFOX)

This supplement amends the Statement of Additional Information of the Buffalo Funds dated July 29, 2014, as previously supplemented.

Effective May 11, 2015, all references to Mr. John Bichelmeyer as a co-portfolio manager of the Buffalo Emerging Opportunities Fund in the Statement of Additional Information are hereby removed.

Also, effective May 11, 2015, Mr. Doug Cartwright has been added as a Co-Portfolio Manager of the Buffalo Emerging Opportunities Fund.  Accordingly, the Statement of Additional Information is revised as described below.

The following disclosures are amended or added under the section entitled “Portfolio Managers of the Funds”:

Doug Cartwright, CFA, Co-Portfolio Manager.  Mr. Cartwright has been an investment professional since 2006 and joined KCM in 2013.  Mr. Cartwright was formerly an equity analyst with Kellogg Asset Management.  Mr. Cartwright holds a B.A. in Business Administration from Baylor University and an M.B.A from the University of Wisconsin - Madison.  Mr. Cartwright has served as co-portfolio manager of the Emerging Opportunities Fund since 2015.

Other Accounts Managed by Portfolio Managers as of March 31, 2014:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Buffalo Emerging Opportunities Fund
Craig Richard	0	N/A	0	N/A	0	N/A
Doug Cartwright(1)	0	N/A	0	N/A	0	N/A
(1)	As of May 11, 2015.

Ownership of Securities in the Funds by Portfolio Managers as of March 31, 2014:

Portfolio Manager	Dollar Range in Portfolio

Buffalo Emerging Opportunities Fund
Craig Richard	$0
Doug Cartwright(1)	$0
(1)	As of May 11, 2015.

Please retain this Supplement with your
Statement of Additional Information for reference.